Pension Schemes - Gross liability (Details) - Gross defined benefit liability - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Gross defined benefit liability at January 1	€ 764	€ 583
Current service cost	254	287
Interest cost	25	24
Administrative expenses	(4)	(3)
Taxes on contributions	(11)	(8)
Return on plan assets	(53)
Insurance premiums for risk benefits	(10)	(9)
Actuarial gain due to change in financial assumptions.		4
Actuarial loss due to change in experience assumptions.	8	(114)
Gross defined benefit liability at December 31	€ 973	€ 764